CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 294,479,596	$ 292,534,643
Investments in associates	154,502	64,371
Financial assets measured at amortised cost	40,162,283	43,720,399
Deferred income tax asset	27,410	46,277
Other receivables	14,899	17,249
Total non-current assets	334,838,690	336,382,939
Current assets
Other receivables	16,176,638	11,642,263
Inventories	1,833,545	2,278,309
Trade receivables	16,939,295	20,693,854
Contract assets	24,043	46,834
Financial assets measured at amortized cost	1,438	3,721
Financial assets at fair value through profit or loss	39,289,630	25,844,992
Cash and cash equivalents	2,988,946	8,627,004
Total current assets	77,253,535	69,136,977
Total Assets	412,092,225	405,519,916
EQUITY
Common stock	108,907,931	108,907,931
Treasury shares	6,037,989	6,037,989
Cost of acquisition of treasury shares	(10,924,539)	(10,924,539)
Additional paid-up capital	(3,169,112)	(3,169,112)
Legal reserve	12,779,853	10,741,238
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	121,274,267	82,540,576
Accumulated retained earnings	32,317,790	40,772,306
Non-controlling interests	110	98
Total equity	267,224,289	234,906,487
Non-current liabilities
Deferred tax liabilities	21,248,327	20,063,665
Taxes payables	14,285	0
Contract liabilities	11,717,412	10,963,157
Loans	90,694,136	100,121,274
Total non-current liabilities	123,674,160	131,148,096
Current liabilities
Provisions	1,834,094	2,524,233
Contract liabilities	1,045,454	978,575
Other payables	286,555	619,970
Taxes payables	944,696	1,297,426
Income tax payable	8,283	17,067,810
Payroll and social security taxes payable	2,629,829	2,774,569
Loans	3,919,929	2,299,738
Derivative financial instruments	0	82,329
Trade payables	10,524,936	11,820,683
Total current liabilities	21,193,776	39,465,333
Total liabilities	144,867,936	170,613,429
Total equity and liabilities	$ 412,092,225	$ 405,519,916